Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2030 Portfolio℠
September 30, 2024
VIPIFF2030-NPRT3-1124
1.822894.119
Bond Funds - 37.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,583,302	33,611,375
Fidelity International Bond Index Fund (a)	975,842	9,172,912
Fidelity Long-Term Treasury Bond Index Fund (a)	2,490,951	25,258,242
VIP High Income Portfolio - Investor Class (a)	1,271,297	6,280,209
VIP Investment Grade Bond II Portfolio - Investor Class (a)	7,052,634	69,891,604
TOTAL BOND FUNDS (Cost $147,885,161)		144,214,342

Domestic Equity Funds - 32.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	347,242	21,605,403
VIP Equity Income Portfolio - Investor Class (a)	601,297	17,461,672
VIP Growth & Income Portfolio - Investor Class (a)	743,826	24,040,463
VIP Growth Portfolio - Investor Class (a)	308,354	35,796,826
VIP Mid Cap Portfolio - Investor Class (a)	131,649	5,504,258
VIP Value Portfolio - Investor Class (a)	582,845	12,204,775
VIP Value Strategies Portfolio - Investor Class (a)	336,675	6,036,591
TOTAL DOMESTIC EQUITY FUNDS (Cost $63,555,218)		122,649,988

International Equity Funds - 29.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	3,125,218	39,252,740
VIP Overseas Portfolio - Investor Class (a)	2,517,254	74,007,274
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $78,719,877)		113,260,014

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $290,160,256)	380,124,344
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	380,124,344

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	29,308,255	5,848,319	2,753,505	384,132	4,679	1,203,628	33,611,376
Fidelity International Bond Index Fund	10,191,161	1,458,591	2,671,005	135,598	(111,543)	305,708	9,172,912
Fidelity Long-Term Treasury Bond Index Fund	20,988,446	10,164,599	6,184,436	634,292	(1,158,610)	1,448,243	25,258,242
VIP Contrafund Portfolio - Investor Class	18,868,495	2,223,952	4,734,894	76,505	842,987	4,404,864	21,605,404
VIP Emerging Markets Portfolio - Investor Class	33,950,905	5,875,513	7,194,517	29,581	93,849	6,526,990	39,252,740
VIP Equity Income Portfolio - Investor Class	15,300,404	2,612,534	3,227,430	86,916	239,262	2,536,902	17,461,672
VIP Government Money Market Portfolio - Investor Class	-	729,708	729,708	3,135	-	-	-
VIP Growth & Income Portfolio - Investor Class	21,024,526	2,655,191	3,887,339	142,469	387,079	3,861,005	24,040,462
VIP Growth Portfolio - Investor Class	31,247,840	3,755,154	7,019,431	469,193	747,420	7,065,843	35,796,826
VIP High Income Portfolio - Investor Class	5,837,063	568,733	612,188	2,535	(4,482)	491,083	6,280,209
VIP Investment Grade Bond II Portfolio - Investor Class	78,371,865	8,607,869	20,150,437	46,994	(705,674)	3,767,981	69,891,604
VIP Mid Cap Portfolio - Investor Class	4,790,238	919,557	1,000,571	90,813	52,079	742,955	5,504,258
VIP Overseas Portfolio - Investor Class	67,250,038	6,058,708	8,801,069	258,964	224,193	9,275,404	74,007,274
VIP Value Portfolio - Investor Class	10,677,730	2,413,188	2,054,052	232,950	84,643	1,083,267	12,204,776
VIP Value Strategies Portfolio - Investor Class	5,280,813	1,314,817	1,128,218	75,816	48,873	520,306	6,036,591
	353,087,779	55,206,433	72,148,800	2,669,893	744,755	43,234,179	380,124,346

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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